Geographic and Segment Information	3 Months Ended
Mar. 31, 2025
Geographic and Segment Information [Abstract]
GEOGRAPHIC AND SEGMENT INFORMATION

NOTE 12: - GEOGRAPHIC AND SEGMENT INFORMATION

The Company identifies operating segments in accordance with ASC Topic 280, “Segment Reporting” as components of an entity for which discrete financial information is available and is regularly reviewed by the chief operating decision maker (“CODM”), or decision-making group, in making decisions regarding resource allocation and evaluating financial performance. Our Chief Executive Officer is our chief operating decision maker who evaluates performance and makes operating decisions about allocating resources based on consolidated financial data. Our CODM uses consolidated net income to measure segment profit or loss, to allocate resources and assess performance. Further, the CODM reviews and utilizes functional expenses (cost of revenues, sales and marketing, research and development, and general and administrative) at the consolidated level to manage the Company’s operations, evaluate return on total assets in deciding whether to invest in the development and expansion of our consolidated operations or into strategic transactions, such as acquisitions and capital repurchases.

Allot operates in a single reportable segment. Revenues are based on the location of the Company’s channel partners which are considered as end customers, as well as direct customers of the Company:

	Three months ended March 31,
	2025	2024
Europe	$12,213	$10,206
Asia and Oceania	3,740	5,128
Americas	2,639	4,286
Middle East and Africa	4,558	2,270

	$23,150	$21,890

The following table sets forth the customers that represented 10% or more of the Company’s total revenues in each of the periods set forth below:

	Three months ended March 31,
	2025	2024

1st Customer	14%	-
2nd Customer	11%	-

	25%	-

A total percentage of 60% and 64% of the Company’s revenues for the three months ended March 31, 2025 and 2024, respectively are attributed to network intelligence solutions, while 40% and 36% are attributed to security solutions for the three months ended March 31, 2025 and 2024, respectively.

The following presents total long-lived assets as of March 31, 2025 December 31, 2024:

	March 31,	December 31,
	2025	2024
Israel	$12,270	$13,577
Other	646	856
	$12,916	$14,433